OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
OTHER NON-FINANCIAL LIABILITIES

NOTE 22 - OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (*)	2,690,961	2,655,086	158,305	213,781	2,849,266	2,868,867
Sales tax	22,902	19,402	-	-	22,902	19,402
Retentions	38,197	45,542	-	-	38,197	45,542
Others taxes	8,695	7,465	-	-	8,695	7,465
Dividends payable	46,590	20,766	-	-	46,590	20,766
Other sundry liabilities	16,618	13,984	-	-	16,618	13,984
Total other non-financial liabilities	2,823,963	2,762,245	158,305	213,781	2,982,268	2,976,026

(*) Note 2.20.

The balance comprises, mainly, deferred income by services not yet rendered at December 31, 2017 and 2016; and programs such as: LATAM Pass, LATAM Fidelidade y Multiplus:

LATAM Pass is the frequent passenger program created by LAN to reward the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of kilometers that can be exchanged for free flight tickets or for a varied range of products and services. Customers accumulate LATAM Pass kilometers every time they fly on LAN, TAM, oneworld® member companies and other airlines associated with the program, as well as buying at stores or using the services of a vast network of companies that have an agreement with the program around the world.

For its part, TAM, thinking of people who travel constantly, created the LATAM Fidelidade program, in order to improve the service and give recognition to those who choose the company. Through the program, customers accumulate points in a wide variety of loyalty programs in a single account and can redeem them in all TAM destinations and associated airline companies, and even more, participate in the Multiplus Fidelidade Network.

Multiplus is a coalition of loyalty programs, with the objective of operating accumulation and exchange of points. This program has a network integrated by associated companies, including hotels, financial institutions, retail companies, supermarkets, vehicle leases and magazines, among many other partners from different segments.